Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Film and Television Costs
	September 30		March 31
	2018	2019	2020
Film costs:
In development	$6,584	$12,475	$12,560
In production	59,532	41,809	3,330
Completed but not released	—	25,555	—
Released	86,881	56,156	75,779
Total film costs	152,997	135,995	91,669

Television costs:
In development	726	1,514	1,865
In production	4,082	4,443	3,774
Total television costs	4,808	5,957	5,639
Total film and television costs	$157,805	$141,952	$97,308

Depreciation of Property and Equipment
Furniture and fixtures	7 years
Computer equipment and software	3 years
Website	3 years
Leasehold improvements	Lease term or useful life, whichever is shorter

Cumulative Effect of Adoption

The cumulative effect of adoption at September 30, 2019 and the impact had we not applied the new revenue guidance on the Balance Sheet is as follows:

	At September 30, 2019
	As Reported	Increase/ (Decrease)	Without Adoption of New Revenue Guidance
Assets
Accounts receivable - current	$153,625	$9,852	$143,773
Film and television costs, net	141,952	(124)	142,076

Liabilities
Accounts payable and accrued expenses	114,020	8,096	105,924
Accrued participations and residuals - non-current	67,660	63	67,597

Equity
Accumulated deficit	(732,766)	1,569	(734,335)

The impact on the Statement of Operations for fiscal 2019 due to the adoption of the new revenue guidance is as follows:

	Year Ended September 30, 2019
	As Reported	Increase/ (Decrease)	Without Adoption of New Revenue Guidance
Statement of Operations
Revenue	$434,261	$1,757	$432,504
Direct operating	260,673	188	260,485
Loss from operations	(90,372)	(1,569)	(91,941)